RECEIVABLES AND OTHER FINANCIAL ASSET	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
RECEIVABLES AND OTHER FINANCIAL ASSET
NOTE 4:-        RECEIVABLES AND OTHER FINANCIAL ASSET

	December 31,
	2015	2016

Investment in shares of Biocancell	$50	$50
Prepaid expenses	116	12
Other	7	27

	$173	$89

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, was entitled to appoint one member to BioCancell's board of directors and provided BioCancell with certain consulting services. The Company's investment was mostly realized through the years and as of December 31, 2016 the investment includes 219,487 ordinary shares.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.